Schedule I—Condensed Financial Information of Registrant - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 0	$ 146,221	$ 248,830
Restricted cash	604,944	274,557	195,702
Total current assets	958,260	493,475
Property, plant and equipment, net	14,158,187	11,931,602
Debt issuance and deferred financing costs, net	120,704	132,091
Non-current derivative assets	82,861	30,304
Total assets	15,542,340	12,833,153
Current liabilities
Derivative liabilities	14,446	6,430
Other current liabilities	224	0
Total current liabilities	855,711	2,063,017
Long-term debt	14,209,229	10,018,325
Partners’ equity	443,054	712,931	1,130,729	$ 1,639,744
Total liabilities and partners’ equity	15,542,340	12,833,153
Parent Company [Member]
Current assets
Cash and cash equivalents	0	109,950	222,130
Restricted cash	234,407	0	$ 0
Prepaid expenses and other	447	187
Total current assets	234,854	110,137
Property, plant and equipment, net	78,789	58,410
Debt issuance and deferred financing costs, net	62,048	0
Investment in affiliates	2,616,985	544,589
Non-current derivative assets	16,073	0
Other non-current assets	45	953
Total assets	3,008,794	714,089
Current liabilities
Derivative liabilities	2,965	0
Other current liabilities	2,775	1,158
Total current liabilities	5,740	1,158
Long-term debt	2,560,000	0
Partners’ equity	443,054	712,931
Total liabilities and partners’ equity	$ 3,008,794	$ 714,089